Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (7,130)	$ (11,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	22	121
Amortization of intangible assets	0	33
Impairment of long-lived assets	36	777
Gain on extinguishment of debt, net	(429)
Gain on disposal of assets, net		(33)
Stock-based compensation	184	766
Bad debt expense	114	395
Provision for inventory excess and obsolescence	359	335
Deferred income tax	6	28
Amortization of deferred interest	103
Gain on changes in fair value of liability warrants	(52)	(3,878)
Deferred offering costs	(21)
Other noncash items	(7)	17
Change in operating assets and liabilities:
Accounts and other receivables	560	125
Inventory	922	(465)
Prepaid expenses and other current assets	(11)	(172)
Accounts payable and accrued liabilities	820	(3,457)
Debt	97
Warranty liability		(182)
Other		17
Net cash used in operating activities	(4,427)	(16,960)
Cash flows from investing activities:
Capital expenditures		(43)
Proceeds from sale of capital assets		33
Cash used in investing activities:		(10)
Cash flows from financing activities:
Proceeds from sale and issuance of securities, net		13,438
Proceeds from issuance of convertible notes payable, net	653
Proceeds from warrants exercised	24	4,136
Net cash provided by financing activities	677	17,574
Effect of currency exchange rate changes on cash and cash equivalents	(16)
Net change in cash, cash equivalents and restricted cash	(3,766)	604
Cash, cash equivalents and restricted cash at beginning of year	4,559	3,955
Cash, cash equivalents and restricted cash at end of year	793	4,559
Supplemental disclosure:
Cash paid for income taxes	$ 12	$ 10